[VALIC COMPANY LETTERHEAD]

VIA EDGAR

May 4, 2018

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   VALIC Separate Account A ("Registrant")
      The Variable Annuity Life Insurance Company ("Depositor")
      Certification Pursuant to Rule 497(j) of the Securities Act of 1933 (Investment Company Act No. 811-03240)
      (CIK No. 0000354912)


FILE NUMBER  PRODUCT NAME
-----------  ------------
333-124398   Independence Plus Fixed and Variable Deferred Annuity
002-32783    GUP and GTS-VA Fixed and Variable Deferred Annuity
002-96223    Impact/UIT-981 Fixed and Variable Deferred Annuity
333-137942   Portfolio Director Fixed and Variable Deferred Annuity
033-75292    Portfolio Director Fixed and Variable Deferred Annuity
333-49232    Potentia Fixed and Variable Deferred Annuity
333-201800   Polaris Platinum Elite Variable Annuity
333-202700   Portfolio Director Plus Fixed and Variable Deferred Annuity
333-220957   Portfolio Director Freedom Advisor Fixed and Variable Annuity


Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1. In connection with the above-referenced Registration Statements, the form of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments, and

2. The text of the most recent Registration Statements or amendments has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at
(713) 831-3299.


Sincerely,

/s/ MARK MATTHES
Mark Matthes
Associate General Counsel